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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |X|; Amendment Number: 1

     This Amendment (Check only one):   |X|   is a restatement.

                                        |_|   adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Attractor Investment Management Inc.
Address: 1440 Chapin Avenue, Suite 201
         Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Harvey Allison
Title: President
Phone: (650) 685-8541

Signature, Place, and Date of Signing:


/s/ Harvey Allison                   Burlingame, California     October 18, 2006
----------------------------------

Report Type (Check only one):

|X| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:      $156974
                                          (thousands)

List of Other Included Managers:                None


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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                               TITLE OF               VALUE   SHRS OR     SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    X($1000)  PRN AMT     PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
Akamai Technologies, Inc.         COM    00971T101      898     27300     SH              SOLE        N/A      27300
Apple Computer, Inc.              COM    037833100    10273    163800     SH              SOLE        N/A     163800
Arbinet-thexchange, Inc.          COM    03875P100     2346    318700     SH              SOLE        N/A     318700
Cisco Systems, Inc.               COM    17275R102     8872    409400     SH              SOLE        N/A     409400
eBay, Inc.                        COM    278642103     2227     57110     SH              SOLE        N/A      57110
Equinix, Inc.                     COM    29444U502     1753     27300     SH              SOLE        N/A      27300
Google Inc.                       COM    38259P508    16185     41500     SH              SOLE        N/A      41500
Kenexa Corporation                COM    488879107      471     15311     SH              SOLE        N/A      15311
Salesforce.com, Inc.              COM    79466L302    87150   2398835     SH              SOLE        N/A    2398835
Ultimate Software Group, Inc.     COM    90385D107      318     12300     SH              SOLE        N/A      12300
Verisign, Inc.                    COM    92343E102    15858    661060     SH              SOLE        N/A     661060
Yahoo, Inc.                       COM    984332106    10623    329300     SH              SOLE        N/A     329300


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